Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Summary of property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	2021	2020
Leasehold improvements	$47,573	$49,074
Furniture and fixtures	6,029	8,027
Computer equipment	5,134	5,625
Video equipment	648	643
	59,384	$63,369
Less: Accumulated depreciation	(36,332)	(37,824)
	$23,052	$25,545